UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08191

                              Bullfinch Fund, Inc.
               (Exact name of registrant as specified in charter)

                             3909 Rush Mendon Road
                                Mendon, NY 14506
                    (Address of principal executive offices)

                               Christopher Carosa
                             3909 Rush Mendon Road
                                Mendon, NY 14506
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (585) 624-3150

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2019


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
July 31, 2019
(Unaudited)

                             Number      Historical           Market
                             of Shares      Cost               Value

LEVEL 1 - COMMON STOCKS - 86.69%
* DENOTES A NON INCOME PRODUCING SECURITY

Aerospace - 1.84%
 AAR Corporation              4,400       83,191.39         184,184.00
                                       ------------       ------------
                                          83,191.39         184,184.00

Biotech - 1.65%
 Meridian Bioscience Inc.*   13,800      249,015.24         164,910.00
                                       ------------       ------------
                                         249,015.24         164,910.00
Building and Related - 6.57%
  Meritage Homes Corporation* 5,850      246,487.68         367,438.50
  Toll Brothers Inc.          8,100      274,638.26         291,357.00
                                       ------------       ------------
                                         521,125.94         658,795.50


Commercial Services - 3.93%
  Paychex, Inc.               4,750      130,495.45         394,487.50
                                       ------------       ------------
                                         130,495.45         394,487.50

Computers - Hardware - 2.15%
  Western Digital Corp        4,000      187,534.95         215,560.00
                                       ------------       ------------
                                         187,534.95         215,560.00

Computers - Networking - 5.91%
 Cisco Systems, Inc.         10,700      160,237.44         592,780.00
                                       ------------       ------------
                                         160,237.44         592,780.00

Computers - Software - 9.97%
 Adobe Inc.*                  1,100       28,660.35         328,746.00
 Microsoft Corp.              2,650       61,847.38         361,115.50
 Oracle Corp.                 5,500       56,121.45         309,650.00
                                        ------------       ------------
                                         146,629.18         999,511.50

Consumer - Electronics - 2.07%
 Canon Inc.                   7,650      260,879.12         207,315.00
                                       ------------       ------------
                                         260,879.12         207,315.00

Consumer Nondurables - 1.13%
 Newell Brands Inc.           8,000      181,295.35         113,520.00
                                       ------------       ------------
                                         181,295.35         113,520.00

Electrical Equipment - 5.57%
 Corning Inc.                 7,300       66,773.15         224,475.00
 General Electric Co.        32,000      617,354.58         334,400.00
                                       ------------       ------------
                                         684,127.73         558,875.00



Electronics Components - 1.71%
 TE Connectivity Ltd          1,850       50,370.93         170,940.00
                                       ------------       ------------
                                          50,370.93         170,940.00

Industrial Services - 1.45%
 Expeditors Int'l Washington  1,900       61,567.05         145,065.00
                                       ------------       ------------
                                          61,567.05         145,065.00


Insurance - 5.14%
 Arthur J Gallagher & Co.     5,700      138,298.14         515,451.00
                                       ------------       ------------
                                         138,298.14         515,451.00

Medical Products and Supplies - 13.19%
 Bristol-Myers Squibb Co      5,450      266,294.86         242,034.50
 Celgene Corporation*         1,650      141,407.97         151,569.00
 Edwards Lifesciences*        2,750      108,269.27         585,337.50
 Johnson & Johnson            2,400      136,713.95         312,528.00
 Medtronic PLC                  300       22,700.52          30,582.00
                                       ------------       ------------
                                         675,386.57       1,322,051.00

Oil & Related - 2.27%
 Total SA ADR                 4,400      227,558.03         227,656.00
                                       ------------       ------------
                                         227,558.03         227,656.00

Pharmaceuticals - 1.41%
  Mylan N.V.*                 6,750      381,116.66         141,075.00
                                       ------------       ------------
                                         381,116.66         141,075.00
Railroads - 0.13%
  Wabtec Corporation            171       13,348.26          13,283.28
                                       ------------       ------------
                                          13,348.26          13,283.28
Retail - Specialty - 5.15%
 Fastenal Co                  9,600       83,684.07         295,680.00
 Zumiez Inc.*                 8,900      193,235.12         220,453.00
                                       ------------       ------------
                                         276,919.19         516,133.00

Semiconductors - 4.34%
 Intel Corporation            5,000       85,564.48         252,750.00
 Xperi Corporation            8,550      198,389.93         182,542.50
                                       ------------       ------------
                                         283,954.41         435,292.50
Steel - 2.39%
 Reliance Steel & Aluminum Co 2,400      184,673.19         239,880.00
                                       ------------       ------------
                                         184,673.19         239,880.00

Telecommunications - 3.53%
 AT&T Inc.                    4,400      158,437.32         149,820.00
 Verizon Communications, Inc. 3,700      180,519.98         204,499.00
                                       ------------       ------------
                                         338,957.30         354,319.00

Tobacco Products - 1.90%
 Universal Corp VA            3,200      120,756.15         190,400.00
                                       ------------       ------------
                                         120,756.15         190,400.00

Utilities - Natural Resources - 3.29%
 Consolidated Water Co. LTD  23,500      276,519.69         329,705.00
                                       ------------       ------------
                                         276,519.69         329,705.00
                                       ------------       ------------
COMMON STOCKS Total - 86.69%           5,633,957.36       8,691,189.28

LEVEL 1 CASH AND EQUIVALENTS - 13.31%
 Schwab Bank                 - 13.85%  1,388,990.22          1,388,990.22
 Other Assets Less Liabilities - (0.54)%                    (54,364.17)
                                       ------------       ------------
TOTAL NET ASSETS                       7,022,947.58      10,025,815.33
                                       ============      =============

Note 1.
At July 31, 2019, the gross unrealized appreciation for all securities totaled $3,857,934.25 and the gross unrealized depreciation for all securities totaled $800,702.33, or a net unrealized appreciation of $3,057,231.92. The aggregate cost of securities for federal income tax purposes at July 31, 2019 was $5,633,957.36.

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS
Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
July 31, 2019
(Unaudited)

Note 2. Fair Value Measurements
ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting
entity's own assumptions about the         assumptions that market participants
would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in a bank sweep account and is federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.


 ASSETS AT FAIR VALUE AS OF:
                            7/31/2019   7/31/2019   10/31/2018     10/31/2018
                            LEVEL ONE   LEVEL TWO    LEVEL ONE     LEVEL TWO

 COMMON STOCKS             8,691,189           -      7,290,193            -
 CASH AND EQUIVALENTS      1,334,626           -        346,341            -
 TREASURY BILL                                 -                   1,491,317

 TOTALS BY LEVEL          10,025,815           -      7,636,534    1,491,317

Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2019
(Unaudited)

                            Number      Historical            Market
                            of Shares      Cost               Value

LEVEL 1 - COMMON STOCKS - 90.47%
* DENOTES A NON INCOME PRODUCING SECURITY

Aerospace -11.08%
 L3harris Technologies Inc.   500         24,988.95         103,800.00
 Moog, Inc. Class A           637         15,976.16          51,890.06
 Northrop Grumman Corp.       200          2,294.35          69,114.00
                                       ------------       ------------
                                          43,259.46         224,804.06

Airlines - 2.67%
 Southwest Airlines Co.     1,050         19,813.39          54,106.50
                                       ------------       ------------
                                          19,813.39          54,106.50

Automotive - 4.36%
 Monro Inc.                 1,050         12,443.15          88,420.50
                                       ------------       ------------
                                          12,443.15          88,420.50

Banking and Finance - 6.70%
 Community Bank System      1,200         23,451.95          79,188.00
 M&T Bank Corp.               300         29,838.86          49,275.00
 Manning & Napier Inc. Cl A 4,800         31,164.65           7,440.00
                                       ------------       ------------
                                          84,455.46         135,903.00

Commercial Services - 3.99%
 Paychex, Inc.                975         25,851.69          80,973.75
                                       ------------       ------------
                                          25,851.69          80,973.75

Computers - Services - 1.30%
 Computer Task Group Inc.*  6,000         33,876.65          26,400.00
                                       ------------       ------------
                                          33,876.65          26,400.00

Computers - Software - 2.50%
 Oracle Corp.                 900         12,070.45          50,670.00
                                       ------------       ------------
                                          12,070.45          50,670.00

Electrical Equipment - 14.30%
 Corning Inc.               2,200         26,502.22          67,650.00
 General Electric Co.       6,750        133,099.67          70,537.50
 Ultralife Corp.*          17,400         65,036.71         151,902.00
                                       ------------       ------------
                                         224,638.60         290,089.50

Electronics Components - 6.27%
 Astronics Corp.*          1,714           3,025.44          63,143.76
 IEC Electronics Corp.*    4,518           6,983.50          27,108.00
 TE Connectivity Ltd         400          10,903.58          36,960.00
                                       ------------       ------------
                                          20,912.52         127,211.76

Environmental Services - 1.03%
 Ecology&Environment,Inc.Class A2,000          25,398.34          20,800.00
                                       ------------       ------------
                                          25,398.34          20,800.00

Foods & Beverages - 3.88%
 Constellation Brands,Inc.Class A400            2,508.72          78,728.00
                                       ------------       ------------
                                           2,508.72          78,728.00

Industrial Materials - 0.05%
 Servotronics, Inc.         100              937.35           1,037.00
                                       ------------       ------------
                                             937.35           1,037.00

Instruments - 0.47%
 Taylor Devices Inc.        877            4,393.95           9,445.29
                                       ------------       ------------
                                           4,393.95           9,445.29

Machinery - 0.19%
 Columbus McKinnon Corp     100            2,344.00           3,844.00
                                       ------------       ------------
                                           2,344.00           3,844.00

Medical Products and Supplies - 8.75%
 Bristol-Myers Squibb Co  1,150           29,275.97          51,071.50
 Integer Holdings Corp.*    850           17,416.71          74,400.50
 Johnson & Johnson          400           22,616.90          52,088.00
                                       ------------       ------------
                                          69,309.58         177,560.00

Metal Fabrication & Hardware - 1.49%
 Graham Corp.             1,400           15,139.86          30,310.00
                                       ------------       ------------
                                          15,139.86          30,310.00

Office Equipment - 0.55%
 Xerox Holdings Corp.       350           12,741.92          11,235.00
                                       ------------       ------------
                                          12,741.92          11,235.00

Railroads - 5.01%
 Genesee & Wyoming Class A* 900            2,521.94          98,829.00
 Wabtec Corporation          36            2,810.16           2,796.48
                                       ------------       ------------
                                           5,332.10         101,625.48

Real Estate & Related - 2.88%
 Life Storage Inc.          600           21,746.72          58,494.00
                                       ------------       ------------
                                          21,746.72          58,494.00

Retail - Specialty - 2.43%
 Fastenal Co              1,600           13,953.72          49,280.00
                                       ------------       ------------
                                          13,953.72          49,280.00

Steel - 4.08%
 Gibraltar Industries Inc.* 2,000         25,111.09          82,880.00
                                       ------------       ------------
                                          25,111.09          82,880.00

Telecommunications - 3.55%
 AT&T Inc.                    950         33,705.36          32,347.50
 Frontier Communications*     693         42,105.11             914.76
 Verizon Communications, Inc. 700         34,209.69          38,689.00
                                       ------------       ------------
                                         110,020.16          71,951.26

Utilities - Natural Resources - 2.94%
 National Fuel Gas Co.      1,250         50,832.93          59,675.00
                                       ------------       ------------
                                          50,832.93          59,675.00

                                       ------------       ------------
COMMON STOCKS Total - 90.47%             837,091.81       1,835,444.10

LEVEL 1 CASH AND EQUIVALENTS - 9.53%
--------------------
 Schwab Bank - 9.54%                     193,562.05         193,562.05
 Other Assets Less Liabilities - (0.01)%                       (113.96)
                                       ------------       ------------
TOTAL NET ASSETS                       1,030,653.86       2,028,892.19
                                       ============       ============

Note 1.
At July 31, 2019, the gross unrealized appreciation for all securities totaled $1,148,356.82 and the gross unrealized depreciation for all securities totaled $150,004.53, or a net unrealized appreciation of $998,352.29. The aggregate cost of securities for federal income tax purposes at July 31, 2019 was $837,091.81.


FAIR VALUE MEASUREMENTS ON A RECURRING BASIS
Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2019
(Unaudited)

Note 2. Fair Value Measurements
ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in a bank sweep account and is federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.


                           ASSETS AT FAIR VALUE AS OF:
                            7/31/2019     10/31/2018
                            LEVEL ONE      LEVEL ONE

 COMMON STOCKS              1,835,444      1,650,188
 CASH AND EQUIVALENTS         193,448        200,361

 TOTALS BY LEVEL            2,028,892      1,850,549

Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended(the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company
Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 27, 2019

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 27, 2019